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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: __________


     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Advent International Corporation
Address: 75 State Street
         Boston, MA 02109

13F File Number: 28-6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Jarlyth H. Gibson
Title: Assistant Compliance Officer
Phone: (617) 951-9493

Signature, Place, and Date of Signing:


       /s/ Jarlyth H. Gibson               Boston, MA          January 13, 2010
-----------------------------------   --------------------   -------------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                None
Form 13F Information Table Entry Total:              4
Form 13F Information Table Value Total:    $   292,838
                                            (thousands)


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                           FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- ----------- -------- -------------------- ---------- -------- ----------------------
                                                                                                                VOTING AUTHORITY
                                                             VALUE    SHRS OR  SH/   PUT INVESTMENT   OTHER  ----------------------
         NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------- -------------- ----------- -------- ---------- ---- ---- ---------- -------- ---------- ------ ----
ACHILLION PHARMACEUTICALS, INC.     COMMON     00448Q-20-1    3,472  1,116,432              SOLE              1,116,432
ASPEN TECHNOLGY, INC.               COMMON     045327-10-3  289,221 29,512,336              SOLE             29,512,336
MTI TECHNOLOGY, CORP.               COMMON     553903-10-5       10 17,192,037              SOLE             17,192,037
RAPTOR PHARMACEUTICALS CORP.        COMMON     75382F-10-6      135     73,664              SOLE                 73,664
                                                            292,838